Income taxes (Details Narrative)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
India [member] | Bottom of range [member]
Reserve Quantities [Line Items]
Applicable tax rate	25.17%	25.17%	25.17%
India [member] | Top of range [member]
Reserve Quantities [Line Items]
Applicable tax rate	26.00%	31.20%	31.20%
Singapore [Member]
Reserve Quantities [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%